Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	£ 2,469	£ 2,410
Property, plant and equipment	613	851
Deferred tax asset	80	60
Other non-current assets	2,604	2,540
Total non-current assets	5,766	5,861
Current assets
Prepayments, accrued income and other receivables	3,934	4,161
Current income tax receivable	10,403	7,188
Cash and cash equivalents	46,528	60,264
Total current assets	60,865	71,613
Total assets	66,631	77,474
Capital and reserves
Share capital and share premium	143,138	143,137
Other reserves	74,644	72,137
Accumulated deficit	(161,747)	(149,726)
Total equity attributable to equity holders of the Company	56,035	65,548
Non-current liabilities
Provisions	46	46
Lease liabilities	118	164
Total non-current liabilities	164	210
Current liabilities
Trade payables	2,141	1,829
Payroll taxes and social security	170	170
Accrued expenditure	8,003	9,510
Lease liabilities	118	207
Total current liabilities	10,432	11,716
Total liabilities	10,596	11,926
Total equity and liabilities	£ 66,631	£ 77,474